Employee Benefit Plan, Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event	Subsequent Events
The Plan has evaluated subsequent events and transactions for potential recognition or disclosure in the financial statements through June 30, 2026, the date the financial statements were issued. No other events have occurred that require adjustment to or disclosure in the financial statements of the Plan.